Total Capital and Net Income Per Unit - Summary of Issuances of Common Units (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended					12 Months Ended
	Jul. 31, 2015	Nov. 30, 2014	Dec. 31, 2013	May. 31, 2013	Apr. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Unit [Line Items]
Number of Common Units Issued						211,077	213,350	85,508
Number of Common Units Issued	14,402,304	6,704,888	1,750,000	1,446,654	2,056,202
Offering Price	$ 20.83	$ 26.10	$ 30.50	$ 30.60	$ 29.18			$ 30.50
General Partnership Capital And Newbuilding Shuttle Tankers [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement					$ 61.2
Net proceeds from equity offerings					$ 61.2
Teekay Corporation's Ownership After the Offering					28.67%
Voyageur Spirit [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement				$ 45.1
Net proceeds from equity offerings				$ 45.1
Teekay Corporation's Ownership After the Offering				29.91%
General Partnership Capital [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement		$ 178.6	$ 54.5
Gross Proceeds, Sold in public and continuing offering program						$ 3.6	$ 7.8	$ 2.8
Net proceeds from equity offerings		$ 178.5	$ 54.4			$ 3.5	$ 7.6	$ 2.4
Teekay Corporation's Ownership After the Offering		27.26%	29.31%
Petrojarl Knarr Fpso [Member]
Capital Unit [Line Items]
Gross Proceeds, Private placement	$ 306.1
Net proceeds from equity offerings	$ 306.1
Teekay Corporation's Ownership After the Offering	37.06%